Other liabilities (Disclosure of other liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other liabilities [Abstract]
Deferred sales	$ 81,813	$ 106,569
Derivatives	18,921	143,609
Accrued pension and post-retirement benefit liability	83,887	78,674
Lease obligation	14,933	9,839
Product loan	240,057	177,623
Sales contracts	2,553	4,304
Other	70,458	64,699
Total other liabilities	512,622	585,317
Less current portion	(134,667)	(221,820)
Net	$ 377,955	$ 363,497